Memorandum items - Contractual obligations of future (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Contractual obligations for future expenditure
Capital expenditure on property, plant and equipment	£ 8	£ 16
Contracts to purchase goods or services	677	682
Total capital commitments	685	698
Within 1 year
Contractual obligations for future expenditure
Contracts to purchase goods or services	£ 321	£ 301